Equity (Details 1) (Detail) shares in Thousands, pure in Thousands	12 Months Ended
Dec. 31, 2018 shares
Changes in equity [abstract]
Shares outstanding	262,288,607
Primary shares offered in the IPO	50,925,642
Primary shares offered in the follow-on offering	11,550,000
Long-Term Incentive Plan	3,024,625
Repurchase of common shares	(503,642)
Shares outstanding	327,285,232